SHARE-BASED PAYMENTS - Schedule of Inputs to Valuation Models used for Options (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expected life (weighted average)	2.96	0	3.31
Risk-free interest rate (weighted average)	3.28%	0.00%	3.31%
Expected volatility (weighted average)	80.00%	0.00%	87.00%
Expected dividend yield (in percent)	0.00%	0.00%	0.00%